UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	11/30/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT November 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statement of Changes in Net Assets

24	Financial Highlights

25	Notes to Financial Statements

32	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Municipal
Money Market Fund, Inc.

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Municipal Money Market Fund, Inc., covering the six-month period from June 1, 2008, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked declines in virtually all areas of the financial markets. According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.

The federal government subsequently stepped in with a number of measures, including aTemporary Guarantee Program for Money Market Funds and a $700 billion rescue package intended to promote greater liquidity in the financial markets. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

December 15, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through November 30, 2008, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2008, Dreyfus Municipal Money Market Fund produced an annualized yield of 1.95% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 1.96% .1

Yields of tax-exempt money market instruments declined during the reporting period as the Federal Reserve Board (the “Fed”) reduced short-term interest rates as part of its aggressive attempts to address a severe economic slowdown and global financial crisis.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate lim-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Interest Rates Fell Due to Credit and Economic Woes

Economic conditions already had deteriorated by the start of the reporting period as a result of weakness in housing markets and declining consumer confidence. In response, the Fed had reduced the overnight federal funds rate from 2% to 1% in two moves during the reporting period.

Meanwhile, a credit crisis that originated in 2007 in the U.S. sub-prime mortgage market intensified as foreclosure rates surged and institutional investors de-levered their portfolios, selling their more liquid and creditworthy holdings to meet margin calls resulting from steep losses in mortgage- and asset-backed securities. Despite efforts by regulators to contain the credit crunch, it mushroomed into a global financial crisis over the summer of 2008, leading to the failures and government bailouts of several major financial institutions.

The money markets were not immune to the financial crisis, as credit concerns caused dislocations among short-term money market instruments and a surge in redemptions in September and October. In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program specifically for money market funds.

With the Fed and U.S. Treasury supporting banks and short-term lending, the stress in the system appeared to have been mitigated by the reporting period’s end. Although yields of variable rate demand notes (“VRDNs”) spiked in September, the VRDN market subsequently stabilized, with liquidity and yields returning to normalized levels and tax-exempt money market funds seeing positive cash flows.

In this environment, the fiscal conditions of states and municipalities were undermined by reduced tax revenues, elevated financing costs and reduced access to credit. As of the reporting period’s end, many states were searching for ways to bridge projected revenue shortfalls.

Independent Research Helped Avoid Credit Problems

As always, we have invested exclusively in tax-exempt money market instruments that have been independently approved by our credit analysts. In light of the issues confronting the market, we have worked diligently to increase credit surveillance of the fund’s holdings.We generally have avoided instruments that may be affected by concerns surrounding certain insurers, banks and broker-dealers. Instead, we have focused on direct, high-quality municipal obligations. We also have attempted to diversify the fund as broadly as we deem practical.

Early in the reporting period, we maintained a relatively long weighted average maturity in an attempt to capture higher yields while interest rates fell. However, we later reduced the fund’s weighted average maturity to weather the dislocations caused by the financial crisis. This enabled us to take greater advantage of the outsized yields offered by VRDNs at the time while increasing liquidity in the portfolio.

Maintaining a Conservative Investment Posture

As the financial crisis persisted,the Fed reduced the federal funds rate further in December to a range of 0% – 0.25% in its latest effort to support the credit markets and economic activity. We intend to maintain the fund’s conservative credit selection strategy and weighted average maturity until we are confident that the crisis and volatility that typically affects the tax-exempt money markets at year-end have passed.

December 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 2.92
Ending value (after expenses)	$1,009.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 2.94
Ending value (after expenses)	$1,022.16

  Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—98.8%	Rate (%)	Date	Amount ($)		Value ($)

Alabama—.6%
Jefferson County,
Sewer Revenue Capital
Improvement Warrants	5.38	2/1/09	6,000,000	[a]	6,095,494
Arkansas—.6%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)	1.63	12/7/08	5,650,000	[b]	5,650,000
Colorado—7.5%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	1.10	12/7/08	25,000,000	[b]	25,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	1.10	12/7/08	10,000,000	[b]	10,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)	1.80	12/7/08	9,700,000	[b]	9,700,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	1.05	12/7/08	16,500,000	[b]	16,500,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)	1.03	12/7/08	6,600,000	[b]	6,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.90	12/7/08	5,000,000	[b]	5,000,000
Delaware—.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	1.25	12/7/08	6,500,000	[b]	6,500,000
District of Columbia—5.2%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	1.35	12/7/08	14,655,000	[b,c]	14,655,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

District of Columbia (continued)
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	1.13	12/7/08	9,780,000	[b]	9,780,000
Metropolitan Washington Airports
Authority, CP (LOC; Bank of
America)	1.80	12/9/08	6,000,000		6,000,000
Washington DC Metropolitan Area
Transit Authority, CP (LOC;
Wachovia Bank)	3.50	12/3/08	20,000,000		20,000,000
Florida—20.7%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.25	12/7/08	3,285,000	[b,c]	3,285,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.50	12/3/08	10,000,000		10,000,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	4.00	12/3/08	5,000,000		5,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	1.18	12/7/08	20,000,000	[b]	20,000,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	1.39	12/7/08	8,500,000	[b]	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	1.45	12/7/08	605,000	[b,c]	605,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.14	12/7/08	25,840,000	[b,c]	25,840,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000		25,120,521
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust Bank)	1.65	12/7/08	425,000	[b]	425,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	1.50	12/7/08	1,225,000	[b,c]	1,225,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments, LLC Project)
(LOC; SunTrust Bank)	1.49	12/7/08	790,000	[b]	790,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	1.30	12/7/08	600,000	[b]	600,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	1.35	12/7/08	1,720,000	[b]	1,720,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	1.40	12/7/08	4,020,000	[b]	4,020,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	1.00	12/7/08	13,000,000	[b]	13,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	1.30	12/7/08	4,000,000	[b]	4,000,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Project)
(LOC; SouthTrust Bank)	1.35	12/7/08	1,140,000	[b]	1,140,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Jacksonville Port Authority,
CP (LOC; JPMorgan Chase Bank)	1.90	12/11/08	20,000,000		20,000,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	1.39	12/7/08	5,770,000	[b]	5,770,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	1.25	12/7/08	1,800,000	[b]	1,800,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children’s Hospital
Project) (LOC; Regions Bank)	1.43	12/7/08	15,000,000	[b]	15,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	1.63	12/7/08	1,750,000	[b]	1,750,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Co.)	1.25	12/7/08	1,230,000	[b]	1,230,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	1.30	12/7/08	1,650,000	[b]	1,650,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	1.25	12/7/08	1,300,000	[b]	1,300,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises, Inc.
Project) (LOC; SunTrust Bank)	1.35	12/7/08	1,740,000	[b]	1,740,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	1.35	12/7/08	1,430,000	[b]	1,430,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	1.25	12/7/08	3,345,000	[b]	3,345,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	1.30	12/7/08	1,740,000	[b]	1,740,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	1.03	12/7/08	20,000,000	[b]	20,000,000
Georgia—3.0%
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	3.25	12/7/08	4,000,000	[b]	4,000,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	1.90	12/7/08	20,000,000	[b]	20,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	1.20	12/7/08	5,700,000	[b,c]	5,700,000
Hawaii—1.5%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	1.14	12/7/08	15,000,000	[b,c]	15,000,000
Illinois—1.3%
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	1.98	8/1/09	5,000,000		5,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo Bank)	1.35	12/7/08	7,370,000	[b]	7,370,000
Indiana—.7%
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	7,000,000		7,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Iowa—.6%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	1.40	12/7/08	6,000,000	[b]	6,000,000
Kansas—1.3%
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000		7,025,377
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	1.08	12/7/08	5,500,000	[b]	5,500,000
Louisiana—.9%
Ascension Parish,
Revenue, CP (BASF AG)	1.78	1/12/09	5,000,000		5,000,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	1.63	12/7/08	3,320,000	[b]	3,320,000
Maryland—2.8%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	1.17	12/7/08	5,305,000	[b]	5,305,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	1.28	12/7/08	330,000	[b]	330,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	1.00	12/7/08	21,390,000	[b]	21,390,000
Massachusetts—2.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	1.15	12/7/08	14,700,000	[b]	14,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	12,000,000		12,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Michigan—2.8%
Kalamazoo Hospital Finance
Authority, HR, Refunding
(Bronson Methodist Hospital)
(Insured; FSA)	2.65	5/15/09	1,850,000		1,850,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.10	12/7/08	25,000,000	[b]	25,000,000
Missouri—.8%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, CP (Cox
Hospital) (LOC; Bank of Nova
Scotia)	3.25	12/8/08	8,000,000		8,000,000
Nebraska—2.1%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	1.16	12/7/08	20,085,000	[b,c]	20,085,000
New Hampshire—1.2%
New Hampshire Health
and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth, N.A.)	1.05	12/7/08	4,075,000	[b]	4,075,000
Rockingham County,
GO Notes, TAN	2.50	12/18/08	7,845,000		7,847,967
New Jersey—3.7%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	2.50	12/7/08	25,000,000	[b]	25,000,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FSA and
Liquidity Facility; Lloyds TBS
Bank PLC)	2.50	12/7/08	11,055,000	[b]	11,055,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina—1.0%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	1.10	12/7/08	10,000,000	[b]	10,000,000
North Dakota—1.0%
North Dakota Housing Finance
Agency, Revenue (Housing
Finance Program—Home
Mortgage Finance Program)	3.00	4/14/09	9,750,000		9,767,488
Ohio—.7%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	1.20	12/7/08	5,165,000	[b]	5,165,000
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	1.03	12/7/08	1,400,000	[b,c]	1,400,000
Oklahoma—1.0%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.75	2/17/09	10,000,000		10,000,000
Pennsylvania—13.3%
Allentown Commercial and
Industrial Development
Authority, Revenue (Diocese of
Allentown) (LOC; Wachovia Bank)	1.75	12/1/08	14,050,000	[b]	14,050,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.50	12/3/08	5,700,000		5,700,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.15	12/7/08	20,000,000	[b]	20,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank NA)	0.90	12/7/08	10,000,000	[b]	10,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.08	12/7/08	1,800,000	[b]	1,800,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	1.08	12/7/08	6,675,000	[b]	6,675,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	1.08	12/7/08	5,330,000	[b]	5,330,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.50	12/3/08	37,295,000		37,295,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	5,000,000		5,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	1.18	12/7/08	15,000,000	[b]	15,000,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Assurance Corporation and
Merrill Lynch Capital Services)	1.54	12/7/08	5,000,000	[b,c]	5,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	1.20	12/7/08	3,475,000	[b]	3,475,000
Rhode Island—.9%
Rhode Island Housing and Mortgage
Finance Corporation, Housing
Revenue (Rental Housing
Program) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	4.00	12/7/08	9,270,000	[b]	9,270,000
South Carolina—.1%
Richland County,
GO Notes	3.75	3/1/09	1,300,000		1,306,012
Tennessee—5.1%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and
Trust Co.)	0.95	12/7/08	10,000,000	[b]	10,000,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	1.06	12/7/08	24,430,000	[b,c]	24,430,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.06	12/7/08	7,865,000	[b,c]	7,865,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	1.06	12/7/08	7,950,000	[b,c]	7,950,000
Texas—7.5%
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children’s
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	2.10	4/28/09	9,925,000		9,925,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	1.30	12/1/08	30,000,000	[b]	30,000,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	1.00	12/1/08	27,800,000	[b]	27,800,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	1.50	12/7/08	5,000,000	[b]	5,000,000
Vermont—1.5%
Vermont Economic Development
Authority, Revenue, CP
(Econimic Development Capital
Program) (LOC; Calyon)	1.80	12/2/08	5,000,000		5,000,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Liquidity
Facility; TD Banknorth, N.A.)	1.15	12/1/08	10,000,000	[b]	10,000,000
Virginia—4.2%
Hanover County Economic
Development Authority,
Revenue, Refunding (Bon
Secours Health System, Inc.)
(LOC; U.S. Bank NA)	0.77	12/7/08	6,900,000	[b]	6,900,000
Lynchburg Industrial Development
Authority, HR (Centra Health)
(LOC; Branch Banking and Trust Co.)	0.85	12/7/08	9,050,000	[b]	9,050,000
Virginia Commonwealth University
Health System Authority,
General Revenue (Medical
College of Virginia Hospitals)
(Liquidity Facility; Wachovia
Bank)	1.40	12/1/08	19,210,000	[b]	19,210,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Virginia (continued)
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	6,000,000		6,035,869
Washington—.8%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	1.25	12/7/08	4,060,000	[b]	4,060,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	2.00	12/1/08	3,500,000	[b]	3,500,000
Wisconsin—1.0%
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC;
U.S. Bank NA)	3.00	9/17/09	10,000,000		10,093,643

Total Investments (cost $964,112,371)			98.8%		964,112,371
Cash and Receivables (Net)			1.2%		11,866,817
Net Assets			100.0%		975,979,188

a	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $133,040,000 or 13.6% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	91.3
AAA,AA,A [d]		Aaa,Aa,A [d]		AAA,AA,A [d]	6.0
Not Rated [e]		Not Rated [e]		Not Rated [e]	2.7
					100.0
† Based on total investments.

d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	964,112,371	964,112,371
Cash		10,333,383
Interest receivable		3,484,093
Prepaid expenses		55,626
		977,985,473

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		344,632
Payable for shares of Common Stock redeemed		1,597,090
Accrued expenses		64,563
		2,006,285

Net Assets ($)		975,979,188

Composition of Net Assets ($):
Paid-in capital		975,999,875
Accumulated net realized gain (loss) on investments		(20,687)

Net Assets ($)		975,979,188

Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		977,744,190
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended November 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	13,141,144
Expenses:
Management fee—Note 2(a)	2,608,190
Shareholder servicing costs—Note 2(b)	217,563
Treasury insurance expense—Note 1(e)	80,249
Custodian fees—Note 2(b)	49,239
Professional fees	43,371
Prospectus and shareholders’ reports	39,194
Directors’ fees and expenses—Note 2(c)	39,052
Registration fees	21,931
Miscellaneous	21,988
Total Expenses	3,120,777
Less—reduction in fees due to earnings credits—Note 1(b)	(117,698)
Net Expenses	3,003,079
Investment Income—Net	10,138,065

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(15,648)
Net Increase in Net Assets Resulting from Operations	10,122,417
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008

Operations ($):
Investment income—net	10,138,065	24,086,694
Net realized gain (loss) on investments	(15,648)	(5,039)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,122,417	24,081,655

Dividends to Shareholders from ($):
Investment income—net	(10,138,065)	(24,126,582)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,063,261,278	1,997,488,998
Net assets received in connection
with reorganization—Note 1	—	217,615,702
Dividends reinvested	4,976,011	10,951,024
Cost of shares redeemed	(1,117,358,397)	(1,980,640,704)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(49,121,108)	245,415,020
Total Increase (Decrease) in Net Assets	(49,136,756)	245,370,093

Net Assets ($):
Beginning of Period	1,025,115,944	779,745,851
End of Period	975,979,188	1,025,115,944

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.028	.031	.023	.012	.005
Distributions:
Dividends from investment
income—net	(.010)	(.028)	(.031)	(.023)	(.012)	(.005)
Dividends from net realized
gain on investments	—	—	—	—	—	(.000)[a]
Total Distributions	(.010)	(.028)	(.031)	(.023)	(.012)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.93[b]	2.84	3.14	2.37	1.17	.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[b]	.59	.59	.59	.58	.59
Ratio of net expenses
to average net assets	.58[b]	.58	.58	.58	.58[c]	.59
Ratio of net investment income
to average net assets	1.94[b]	2.74	3.10	2.34	1.16	.49

Net Assets, end of period
($ x 1,000)	975,979	1,025,116	779,746	972,745	848,534	981,962

a	Amount represents less than $.001 per share.

b	Annualized.

c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on December 20, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Florida Municipal Money Market Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business December 20, 2007, after the reorganization was $1.00, and a total of 217,615,702 representing shares and net assets were issued to the Acquired Fund’s shareholders in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund's investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	964,112,371
Level 3—Significant Unobservable Inputs	0
Total	964,112,371

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $5,039 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2008 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstand-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, the fund was charged $120,588 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $57,413 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $4,749 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $49,239 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $323,166, chief compliance officer fees $2,466 and transfer agency per account fees $19,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended August 31, 2008. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund achieved first or second quartile (the first quartile being the highest performance ranking group) total return rankings in the Performance Group and Performance Universe for each reported time periods up to 10 years.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also considered that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

For More Information

Dreyfus Municipal Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DTEXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0910SA1108

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer

J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)